UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08035

AFBA 5Star Funds
(Exact name of registrant as specified in charter)

909 N. Washington Street Alexandria, VA		22314
(Address of principal executive offices)		(Zip code)

Robert E. Morrison, Jr. 909 N. Washington Street Alexandria, VA 22314
(Name and address of agent for service)

Registrant’s telephone number, including area code:		703-706-5972

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

AFBA 5STAR MID CAP VALUE FUND

December 31, 2009 (Unaudited)

SHARES	COMPANY	VALUE
	COMMON STOCKS - 99.71%
	CAPITAL GOODS - 9.91%
2,075	Alliant Techsystems, Inc.*	$183,160
1,925	CF Industries Holdings, Inc.	174,752
10,375	Constellation Brands, Inc. Class A*	165,274
5,800	Crane Co.	177,596
8,450	Mattel, Inc.	168,831
6,625	Pitney Bowes, Inc.	150,785
9,925	Spirit AeroSystems Holdings, Inc.*	197,110
9,300	Tutor Perini Corp.*	168,144
		1,385,652

	CONSUMER DISCRETIONARY - 6.46%
13,400	CBS Corp. Class B	188,270
5,325	Garmin Ltd.	163,478
6,300	International Speedway Corp. Class A	179,235
7,350	LIFE TIME FITNESS, Inc.*	183,235
11,200	Textainer Group Holdings Ltd.	189,280
		903,498

	CONSUMER DURABLES & APPAREL - 2.40%
7,475	Hanesbrands, Inc.*	180,222
9,950	Regis Corp.	154,921
		335,143

	CONSUMER STAPLES - 6.22%
15,125	Del Monte Foods Co.	171,518
3,000	Energizer Holdings, Inc.*	183,840
3,000	Ralcorp Holdings, Inc.*	179,130
5,850	Ruddick Corp.	150,520
4,400	Sanderson Farms, Inc.	185,504
		870,512

	EDUCATION - 1.20%
1,750	ITT Educational Services, Inc.*	167,930

	ENERGY - 14.07%
6,750	Ameren Corp.	188,662
7,600	Arch Coal, Inc.	169,100
4,500	Atwood Oceanics, Inc.*	161,325
23,300	Cal Dive International, Inc.*	176,148
8,000	Forest Oil Corp.*	178,000
5,725	Idacorp, Inc.	182,914
4,350	Integrys Energy Group, Inc.	182,657
3,875	Newfield Exploration Co.*	186,891
14,325	NV Energy, Inc.	177,343
4,500	ONEOK, Inc.	200,565
6,800	Superior Energy Services, Inc.*	165,172
		1,968,777

	FINANCIALS - 4.97%
4,600	Ameriprise Financial, Inc.	178,572
3,600	Bank of Hawaii Corp.	169,416
3,875	BOK Financial Corp.	184,140
6,875	Raymond James Financial, Inc.	163,419
		695,547

	HEALTH CARE - 7.78%
11,300	Healthspring, Inc.*	198,993
9,775	IMS Health, Inc.	205,862
4,175	Inverness Medical Innovations, Inc.*	173,304
5,700	LifePoint Hospitals, Inc.*	185,307
9,764	Net 1 UEPS Technologies, Inc.*	189,617
19,775	PDL BioPharma, Inc.	135,656
		1,088,739

	INFORMATION TECHNOLOGY - 15.47%
2,925	Alliance Data Systems Corp.*	188,926
6,575	Amdocs Ltd.*	187,585
3,875	Anixter International, Inc.*	182,513
16,000	Arris Group, Inc.*	182,880
6,050	CommScope, Inc.*	160,507
5,125	General Cable Corp.*	150,778
11,850	Jabil Circuit, Inc.	205,835
7,075	Jack Henry & Associates, Inc.	163,574
7,325	Synaptics, Inc.*	224,511
7,350	Synopsys, Inc.*	163,758
7,025	VeriSign, Inc.*	170,286
16,575	Windstream Corp.	182,159
		2,163,312

	INDUSTRIALS - 12.85%
3,650	Fluor Corp.	164,396
5,700	Genesee & Wyoming, Inc. Class A*	186,048
3,150	Joy Global, Inc.	162,508
7,300	McDermott International, Inc.*	175,273
1,675	Mettler-Toledo International, Inc.*	175,858
12,300	Microsemi Corp.*	218,325
4,450	Reliance Steel & Aluminum Co.	192,329
3,200	Teleflex, Inc.	172,448
6,850	The Brink’s Co.	166,729
3,825	Tidewater, Inc.	183,409
		1,797,323

	INSURANCE - 8.29%
3,600	Allied World Assurance Company Holdings Ltd.	165,852
2,300	Arch Capital Group Ltd.*	164,565
4,710	Argo Group International Holdings Ltd.*	137,249
4,525	Endurance Specialty Holdings	168,466
3,875	Hanover Insurance Group, Inc.	172,166
3,750	Hubbell, Inc. Class B	177,375
4,550	Platinum Underwriters Holdings Ltd.	174,219
		1,159,892

	MATERIALS - 3.50%
7,950	Coeur d’Alene Mines Corp.*	143,577
2,400	Lubrizol Corp.	175,080
5,200	Owens-Illinois, Inc.*	170,924
		489,581

	REAL ESTATE INVESTMENT TRUST - 2.57%
8,375	Hospitality Properties Trust	198,571
21,825	MFA Financial, Inc.	160,414
		358,985

	RETAIL - 4.02%
6,445	Big Lots, Inc.*	186,776
12,875	Brinker International, Inc.	192,095
9,775	Burger King Holdings, Inc.	183,966
		562,837

	TOTAL COMMON STOCKS (COST $12,854,654)	13,947,728

	MONEY MARKET ACCOUNT - 0.61%
85,703	PNC Bank Money Market (a)	85,703

	TOTAL MONEY MARKET ACCOUNT (COST $85,703)	85,703

	TOTAL INVESTMENTS - 100.32% (COST $12,940,357)#	14,033,431

	Liabilities in excess of other assets - (0.32%)	(44,453)

	TOTAL NET ASSETS - 100.00%	$13,988,978

* Non-income producing security.
(a) The interest rate on December 31, 2009 was 0.05%.

#   Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $2,244,970 and gross depreciation of $1,231,687 for federal income tax purposes. At December 31, 2009, the aggregate cost of securities for federal income tax purposes was $13,020,148.

AFBA 5STAR MID CAP VALUE FUND

December 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation Inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$13,947,728	$—	$—
Short-term Investments	85,703	—	—
Total - Investments in Securities	$14,033,431	$—	$—
Other Financial Instruments*	—	—	—
Total	$14,033,431	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR SMALL CAP FUND

December 31, 2009 (Unaudited)

SHARES	COMPANY	VALUE
	COMMON STOCKS - 93.26%
	BASIC MATERIALS - 11.88%
	Industrial Conglomerates - 2.36%
32,314	Tredegar Corp.	$511,207

	Specialty Chemicals - 9.52%
24,754	Albemarle Corp.	900,303
10,084	NewMarket Corp.	1,157,341
		2,057,644
		2,568,851

	CAPITAL GOODS - 4.65%
	Automotive Retail - 1.23%
10,992	CarMax, Inc.*	266,556

	Hypermarkets & Supercenters - 3.42%
36,106	Pricesmart, Inc.	738,007
		1,004,563

	COMMERCIAL/INDUSTRIAL SERVICES - 4.84%
	Office Furniture - 2.92%
61,112	Knoll, Inc.	631,287

	Specialty - 1.92%
	Force Protection, Inc.*	414,862
		1,046,149

	CONSUMER DISCRETIONARY - 9.65%
	Commercial Services & Supplies - 3.06%
14,516	Universal Corp.	662,075

	Leisure Equipment & Products - 3.84%
25,894	Hasbro, Inc.	830,162

	Specialty Retail - 2.75%
61,331	Sturm, Ruger & Co., Inc.*	594,911
		2,087,148

	CONSUMER STAPLES - 8.69%
	Household Products - 1.49%
5,259	Energizer Holdings, Inc.*	322,272

	Packaged Foods & Meats - 3.49%
28,688	Lance, Inc.	754,494

	Specialized Consumer Services - 3.71%
98,011	Service Corp. International	802,710
		1,879,476

	ENERGY - 7.65%
	Energy-Oil Field Services - 3.83%
15,166	Kinder Morgan Management LLC*	828,672

	Oil & Gas Drilling - 3.82%
23,012	Atwood Oceanics, Inc.*	824,980
		1,653,652
	FINANCIALS - 13.78%
	Diversified Financial Services - 2.56%
18,165	Eaton Vance Corp.	552,398

	Property & Casualty Insurance - 7.63%
1,825	Alleghany Corp.*	503,700
3,407	Investors Title Co.	105,958
1,409	Wesco Financial Corp.	483,287
1,677	White Mountain Insurance Group, Ltd.	557,871
		1,650,816

	Reinsurance - 3.59%
44,784	Montpelier Re Holdings, Ltd.	775,659
		2,978,873

	HEALTH CARE - 5.77%
	Health Care Distributors - 3.40%
17,103	Owens & Minor, Inc.	734,232

	Health Care Facilities - 2.37%
95,116	Tenet Healthcare Corp.*	512,675
		1,246,907

	INDUSTRIALS - 5.69%
	Miscellaneous - 5.69%
22,368	Brink’s Home Security Holdings, Inc.*	730,092
20,595	The Brink’s Co.	501,282
		1,231,374

	INFORMATION TECHNOLOGY - 4.07%
	Communications Equipment - 2.57%
18,156	Synaptics, Inc.*	556,481

	Software - 1.50%
7,963	Advent Software, Inc.*	324,333
		880,814

	OTHER - 6.26%
	Human Resources & Employment - 3.87%
34,122	Corrections Corp. of America*	837,695

	Real Estate Management & Development - 2.39%
17,688	Tejon Ranch Co.*	516,843
		1,354,538

	RETAIL TRADE - 4.18%
	Specialty Chains - 4.18%
63,417	Cabela’s, Inc.*	904,326

	SERVICES - 1.85%
	Human Resources & Employment - 1.85%
24,296	Korn/Ferry International*	400,884

	TRANSPORTATION - 4.30%
	Marine - 4.30%
27,187	Alexander & Baldwin, Inc.	930,611

	TOTAL COMMON STOCKS (COST $18,803,311)	20,168,166

	REIT’s - 5.09%
	Mortgage - 2.12%
16,420	Hatteras Financial Corp.	459,103

	Residential - 2.97%
39,010	UDR, Inc.	641,324

	TOTAL REIT’s (COST $1,073,322)	1,100,427

	MONEY MARKET ACCOUNT - 0.07%
15,996	PNC Bank Money Market (a)	15,996

	TOTAL MONEY MARKET ACCOUNT (COST $15,996)	15,996

	TOTAL INVESTMENTS - 98.42% (COST $19,892,629)#	21,284,589

	Other assets in excess of liabilities - 1.58%	341,776

	TOTAL NET ASSETS - 100.00%	$21,626,365

LLC - Limited Liability Corporation
REIT - Real Estate Investment Trust
(a) The interest rate on December 31, 2009 was 0.05%.
* Non-income producing security.

# Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation $1,839,295 and gross depreciation of $573,896 for federal income tax purposes. At December 31, 2009, the aggregate cost of securities for federal income tax purposes was $20,019,190.

AFBA 5STAR SMALL CAP FUND

December 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation Inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$21,268,593	$—	$—
Short-term Investments	15,996	—	—
Total - Investments in Securities	$21,284,589	$—	$—
Other Financial Instruments*	—	—	—
Total	$21,284,589	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR LARGE CAP GROWTH FUND

December 31, 2009 (Unaudited)

SHARES	COMPANY	VALUE
	COMMON STOCKS - 97.87%
	BANKING - 1.13%
13,500	Wells Fargo & Co.	$364,365

	CAPITAL GOODS - 8.16%
5,400	3M Co.	446,418
6,300	Caterpillar, Inc.	359,037
9,000	Cummins, Inc.	412,740
9,000	McDermott International, Inc.*	216,090
4,700	Precision Castparts Corp.	518,645
9,700	United Technologies Corp.	673,277
		2,626,207

	CONSUMER DURABLES & APPAREL - 2.24%
5,600	NIKE, Inc. Class B	369,992
4,800	VF Corp.	351,552
		721,544

	CONSUMER SERVICES - 1.96%
12,400	Carnival Corp.*	392,956
16,000	Las Vegas Sands Corp.*	239,040
		631,996

	DIVERSIFIED FINANCIALS - 3.88%
5,100	Goldman Sachs Group, Inc. (The)	861,084
13,100	Morgan Stanley	387,760
		1,248,844

	ENERGY - 5.38%
6,300	National Oilwell Varco, Inc.*	277,767
13,500	Schlumberger Ltd.	878,715
3,100	Transocean Ltd.*	256,680
3,500	Ultra Petroleum Corp.*	174,510
8,000	Weatherford International Ltd.*	143,280
		1,730,952

	FOOD & STAPLES RETAILING - 0.76%
4,600	Wal-Mart Stores, Inc.	245,870

	FOOD, BEVERAGES & TOBACCO - 1.47%
3,100	PepsiCo, Inc.	188,480
5,000	The Coca-Cola Co.	285,000
		473,480

	HEALTH CARE EQUIPMENT & SERVICES - 4.30%
1,900	Cerner Corp.*	156,636
8,000	Medco Health Solutions, Inc.*	511,280
8,300	Stryker Corp.	418,071
5,100	Wellpoint, Inc.*	297,279
		1,383,266

	HOUSEHOLD & PERSONAL PRODUCTS - 1.97%
7,700	Colgate-Palmolive Co.	632,555

	MATERIALS - 4.66%
11,600	Freeport-McMoRan Copper & Gold, Inc.	931,364
7,200	Mosaic Corp. (The)*	430,056
2,900	Newmont Mining Corp.	137,199
		1,498,619

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.26%
4,300	Celgene Corp.	239,424
13,900	Gilead Sciences, Inc.*	601,592
11,100	Life Technologies Corp.*	579,753
9,600	Warner Chilcott PLC Class A*	273,312
		1,694,081

	RETAILING - 7.44%
6,700	Amazon.com, Inc.*	901,284
10,100	Kohl’s Corp.*	544,693
2,850	Priceline.com, Inc.*	622,725
6,700	Target Corp.	324,079
		2,392,781

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.45%
9,100	Broadcom Corp.*	286,195
71,100	Micron Technology, Inc.*	750,816
15,100	Texas Instruments, Inc.	393,506
		1,430,517

	SOFTWARE & SERVICES - 19.65%
11,400	Adobe Systems, Inc.*	419,292
30,500	Cognizant Technology Solutions Corp.*	1,381,650
2,450	Google, Inc. Class A*	1,518,951
15,200	Microsoft Corp.	463,448
14,500	Red Hat, Inc.*	448,050
13,100	Salesforce.com, Inc.*	966,387
4,600	Visa, Inc. Class A	402,316
10,300	VMware, Inc.*	436,514
17,200	Yahoo!, Inc.*	288,616
		6,325,224

	TECHNOLOGY HARDWARE & EQUIPMENT - 18.52%
6,800	Apple, Inc.*	1,433,848
37,000	Cisco Systems, Inc.*	885,780
40,300	EMC Corp.*	704,041
26,800	Juniper Networks, Inc.*	714,756
36,600	NetApp, Inc.*	1,258,674
53,000	Seagate Technology	964,070
		5,961,169

	TRANSPORTATION - 6.64%
25,500	CSX Corp.	1,236,495
14,100	Union Pacific Corp.	900,990
		2,137,485

	TOTAL COMMON STOCKS (COST $24,426,317)	31,498,955

	MONEY MARKET ACCOUNT - 2.27%
731,131	PNC Bank Money Market (a)	731,131

	TOTAL MONEY MARKET ACCOUNT (COST $731,131)	731,131

	TOTAL INVESTMENTS - 100.14% (COST $25,157,448)#	32,230,086

	Liabilities in excess of other assets - (0.14%)	(44,734)

	TOTAL NET ASSETS - 100.00%	$32,185,352

PLC - Public Limited Company
* Non-income producing security.
(a) The interest rate on December 31, 2009 was 0.05%.

#  Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $7,075,017 and gross depreciation of $94,829 for federal income tax purposes. At December 31, 2009, the aggregate cost of securities for federal income tax purposes was $25,249,898.

AFBA 5STAR LARGE CAP GROWTH FUND

December 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation Inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$31,498,955	$—	$—
Short-term Investments	731,131	—	—
Total - Investments in Securities	$32,230,086	$—	$—
Other Financial Instruments*	—	—	—
Total	$32,230,086	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR BALANCED FUND

December 31, 2009 (Unaudited)

SHARES OR FACE AMOUNT	COMPANY	VALUE
	COMMON STOCKS - 56.83%
	CONSUMER STAPLES - 11.57%
89,800	Altria Group, Inc.	$1,762,774
20,400	British American Tobacco PLC ADR	1,319,064
26,242	Brown-Forman Corp. Class B	1,405,784
12,822	Lorillard, Inc.	1,028,709
19,782	Phillip Morris International, Inc.	953,295
40,000	The Coca-Cola Co.	2,280,000
30,893	Universal Corp.	1,409,030
		10,158,656

	ENERGY - 4.09%
23,400	Chevron Corp.	1,801,566
35,000	ConocoPhillips	1,787,450
		3,589,016

	FINANCIALS - 1.92%
62,500	Wells Fargo & Co.	1,686,875

	HEALTH CARE - 9.26%
50,000	Bristol-Meyers Squibb Co.	1,262,500
36,100	Johnson & Johnson	2,325,201
37,000	Merck & Co., Inc.	1,351,980
30,917	Novartis AG ADR	1,682,812
83,000	Pfizer, Inc.	1,509,770
		8,132,263

	INFORMATION TECHNOLOGY - 7.41%
100,000	Intel Corp.	2,040,000
17,300	International Business Machines Corp.	2,264,570
72,248	Microsoft Corp.	2,202,842
		6,507,412

	INSURANCE - 2.56%
685	Berkshire Hathaway, Inc. Class B*	2,250,910

	MATERIALS - 6.86%
61,500	Albemarle Corp.	2,236,755
26,070	NewMarket Corp.	2,992,054
15,000	Vulcan Materials Co.	790,050
		6,018,859
	RETAIL - 2.49%
20,853	Lowe’s Companies, Inc.	487,751

31,838	Wal-Mart Stores, Inc.	1,701,741
		2,189,492

	TELECOMMUNICATIONS - 1.40%
37,000	Verizon Communications, Inc.	1,225,810

	TRANSPORTATION - 5.69%
53,500	Alexander & Baldwin, Inc.	1,831,305
18,530	Burlington Northern Santa Fe Corp.	1,827,429
16,000	FedEx Corp.	1,335,200
		4,993,934

	UTILITIES - 3.58%
54,000	Dominion Resources, Inc.	2,101,680
60,315	Duke Energy Co.	1,038,021
		3,139,701

	TOTAL COMMON STOCKS (COST $45,617,473)	49,892,928

	REIT’s - 1.22%
65,376	UDR, Inc.	1,074,781

	TOTAL REIT’s (COST $1,222,978)	1,074,781

	PREFERRED STOCKS - 1.19%
	FINANCIALS - 0.02%
13,600	Federal National Mortgage Association, Perpetual Series S, 8.25% due 12/31/49 (d)	14,960

	INSURANCE - 1.17%
40,000	Markel Corp., 7.50% due 08/22/46	1,030,000

	TOTAL PREFERRED STOCKS (COST $1,342,000)	1,044,960

	CORPORATE BONDS - 23.39%
	AEROSPACE/DEFENSE - 0.27%
$220,000	Boeing Co., 5.00% due 03/15/14	237,065

	CHEMICALS - 0.38%
315,000	E.I. Du Pont de Nemours & Co., 4.75% due 03/15/15	335,414

	CONSUMER DISCRETIONARY - 2.12%
150,000	Anheuser-Busch InBev Worldwide, Inc., 7.75% due 01/15/19 (b)	175,913
400,000	Comcast Corp., 5.50% due 03/15/11	418,710
1,000,000	Mandalay Resort Group, 7.625% due 07/15/13	765,000
150,000	Marriott International, 5.625% due 02/15/13	154,026
222,000	Metlife, Inc., 6.125% due 12/01/11	238,764
100,000	Metlife, Inc., 6.817% due 08/15/18	111,560
		1,863,973

	CONSUMER STAPLES - 0.76%
150,000	International Paper Co., 9.375% due 05/15/19	184,678
450,000	The Coca-Cola Co., 5.35% due 11/15/17	485,532
		670,210

	ENERGY - 0.77%
200,000	Devon Energy Corp., 5.625% due 01/15/14	216,254
150,000	Husky Energy, Inc., 5.90% due 06/15/14	163,668
275,000	Sempra Energy, 6.50% due 06/01/16	298,632
		678,554

	FINANCIALS - 8.86%
60,000	American Express Credit Corp., 7.30% due 08/20/13	67,487
275,000	American Express Travel Related Services, 5.25% due 11/21/11 (b)	288,516
250,000	Bank of America Corp., 5.375% due 09/11/12	265,393
250,000	BHP Billiton Finance USA Ltd., 6.75% due 11/01/13	280,717
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	345,526
300,000	Citigroup, Inc., 6.00% due 02/21/12	316,868
175,000	Citigroup, Inc., 6.125% due 11/21/17	176,669
375,000	CME Group, Inc., 5.75% due 02/15/14	410,541
225,000	Credit Suisse USA, Inc., 6.125% due 11/15/11	242,744
275,000	Credit Suisse USA, Inc., 5.125% due 08/15/15	292,742
350,000	Diego Capital PLC, 7.375% due 01/15/14	405,243
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	257,596
125,000	General Electric Capital Corp., 4.80% due 05/01/13	130,759
250,000	General Electric Capital Corp., 5.50% due 06/04/14	265,154
125,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	135,957
125,000	Goldman Sachs Group, Inc. (The), 5.70% due 09/01/12	134,541
160,000	Jefferies Group, Inc., 8.50% due 07/15/19	175,190
346,000	JPMorgan Chase & Co., 5.75% due 01/02/13	369,259
300,000	Keycorp, 6.50% due 05/14/13	309,873
325,000	Merrill Lynch & Co., Inc. 5.77% due 07/25/11	343,698
250,000	Merrill Lynch & Co., Inc. 0.744375% due 01/15/15 (d)	229,443
250,000	Morgan Stanley, 5.05% due 01/21/11	259,363
250,000	Morgan Stanley, 4.75% due 04/01/14	251,676
150,000	Regions Financial Corp., 7.75% due 11/10/14	148,080
375,000	Suntrust Banks, Inc., 5.25% due 11/05/12	389,340
250,000	Suntrust Banks, Inc., 6.00% due 09/11/17	248,187
300,000	Toyota Motor Credit Corp., 5.17% due 01/11/12	301,191
300,000	Wachovia Corp., 5.25% due 08/01/14	310,892
400,000	Wells Fargo & Co., 5.25% due 10/23/12	427,309
		7,779,954

	HEALTH CARE - 2.27%
150,000	CIGNA Corp., 8.50% due 05/01/19	170,723
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	349,142
220,000	Pfizer, Inc., 5.35% due 03/15/15	240,713
1,000,000	Psychiatric Solutions, Inc., 7.75% due 07/15/15	972,500
250,000	UnitedHealth Group, Inc., 5.375% due 03/15/16	257,621
		1,990,699

	INFORMATION TECHNOLOGY - 1.05%
350,000	Dell, Inc., 4.70% due 04/15/13	369,626
250,000	International Business Machines Corp., 6.50% due 10/15/13	285,933
250,000	Hewlett-Packard Co., 4.50% due 03/01/13	265,236
		920,795

	INSURANCE - 2.60%
250,000	Aflac, Inc., 8.50% due 05/15/19	288,476
350,000	Allstate Corp., 5.00% due 08/15/14	368,986
150,000	General Electric Global Insurance, 7.00% due 02/15/26	146,906
300,000	Hartford Financial Services Group, Inc., 5.375% due 03/15/17	286,398
250,000	Nationwide Life Global Fund I, 1.026% due 05/19/10 (b)(d)	248,781
350,000	New York Life Global Funding, 5.25% due 10/16/12 (b)	375,598
250,000	Progressive Corp., 6.375% due 01/15/12	268,046
285,000	Prudential Financial, Inc., 5.10% due 09/20/14	297,461
		2,280,652

	MANUFACTURING - 0.21%
150,000	Tyco International Finance SA, 8.50% due 01/15/19	181,459

	MATERIALS - 0.44%
350,000	Barrick Gold Financeco LLC, 6.125% due 09/15/13	385,046

	REIT’s - 0.40%
325,000	Boston Properties LP, 6.25% due 01/15/13	346,606

	RETAIL - 0.61%
300,000	Best Buy Co., 6.75% due 07/15/13	329,838
200,000	Home Depot, Inc., 5.40% due 03/01/16	209,646
		539,484

	TELECOMMUNICATION SERVICES - 2.26%
225,000	AT&T, Inc., 4.95% due 01/15/13	240,217
250,000	AT&T, Inc., 6.70% due 11/15/13	282,304
275,000	Corning, Inc., 6.05% due 06/15/15	277,244
300,000	Deutsche Telekom International Finance BV, 5.875% due 08/20/13	324,900
350,000	Verizon Communications, Inc., 5.25% due 04/15/13	377,575
150,000	Verizon Communications, Inc., 8.75% due 11/01/18	187,655
275,000	Vodafone Group PLC., 5.35% due 02/27/12	293,554
		1,983,449

	TRANSPORTATION - 0.39%
300,000	FedEx Corp., 7.375% due 01/15/14	340,695

	TOTAL CORPORATE BONDS (COST $19,352,815)	20,534,055

	AGENCY OBLIGATIONS - 5.82%
350,000	Federal Home Loan Bank, 5.75% due 05/15/12	384,633
477,202	Federal Home Loan Mortgage Corporation, 5.00% due 05/01/20	501,792
954,482	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,001,859
655,000	Federal National Mortgage Association, 4.625% due 10/15/14	710,450
400,000	Federal National Mortgage Association, 3.00% due 12/28/16	397,043
250,000	Federal National Mortgage Association, 5.375% due 06/12/17	277,619
766,059	Federal National Mortgage Association, 4.50% due 08/01/20	795,352
977,313	Federal National Mortgage Association, 6.00% due 10/01/37	1,036,868

	TOTAL AGENCY OBLIGATIONS (COST $4,857,302)	5,105,616

	U.S. TREASURY OBLIGATIONS - 6.15%
2,720,000	U.S. Treasury Note, 4.75% due 08/15/17	2,952,264
400,000	U.S. Treasury Note, 3.75% due 11/15/18	400,094
1,620,000	U.S. Treasury Note, 5.00% due 05/15/37	1,720,997
300,000	U.S. Treasury Inflation Indexed Bond, 2.50% due 01/15/29 (e)	324,733

	TOTAL U.S. TREASURY OBLIGATIONS (COST $5,430,805)	5,398,088

	CONVERTIBLE CORPORATE BONDS - 2.18%
	CONSUMER DISCRETIONARY - 2.18%
1,000,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	962,500
1,000,000	Lions Gate Entertainment Corp., 3.625% due 03/15/25 (c)	952,500

	TOTAL CONVERTIBLE CORPORATE BONDS (COST $1,904,523)	1,915,000

	ASSET-BACKED SECURITIES - 1.43%
70,807	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B, 0.293125% due 05/15/11 (d)	70,769
500,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96% due 09/17/12	515,178
650,000	Chase Issuance Trust, Series 2005-A10, Class A10, 4.65% due 12/17/12	670,028

	TOTAL ASSET-BACKED SECURITIES (COST $1,196,251)	1,255,975

	MONEY MARKET ACCOUNT - 1.08%
948,810	PNC Bank Money Market (a)	948,810

	TOTAL MONEY MARKET ACCOUNT (COST $948,810)	948,810

	TOTAL INVESTMENTS - 99.29% (COST $81,872,957)#	87,170,213

	Other assets in excess of liabilities - 0.71%	624,178

	TOTAL NET ASSETS - 100.00%	$87,794,391

ADR - American Depository Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a) The interest rate on December 31, 2009 was 0.05%.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registation, normally to qualified institutional buyers.
(c) Stepped coupon bond - the rate shown is the rate in effect on December 31, 2009.
(d) Indicates a variable rate security.
(e) Face amount reflects the settled face amount not adjusted for changes in the Consumer Price Index.
* Non-income producing security.

# Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation $9,452,134 and gross depreciation of $3,920,249 for federal income tax purposes. At December 31, 2009, the aggregate cost of securities for federal income tax purposes was $81,638,328.

AFBA 5STAR BALANCED FUND

December 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation Inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$50,967,709	$—	$—
Preferred Stocks	1,044,960	—	—
U.S. Treasury/U.S. Gov’t Corp. & Agency	—	10,503,704	—
Corporate Bonds	—	20,534,055	—
Other Debt Obligations	—	3,170,975	—
Short-term Investments	948,810	—	—
Total - Investments in Securities	$52,961,479	$34,208,734	$—
Other Financial Instruments*	—	—	—
Total	$52,961,479	$34,208,734	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR TOTAL RETURN FUND

December 31, 2009 (Unaudited)

SHARES OR
FACE AMOUNT	COMPANY	VALUE
	AGENCY OBLIGATIONS - 15.56%
$590,000	Federal Home Loan Bank, 5.75% due 05/15/12	$648,381
1,090,837	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,144,981
350,000	Federal National Mortgage Association, 3.00% due 12/28/16	347,413
933,321	Federal National Mortgage Association, 4.50% due 08/01/20	969,010
90,000	Federal National Mortgage Association, 5.375% due 06/12/17	99,943
1,179,090	Federal National Mortgage Association, 6.00% due 10/01/37	1,250,941

	TOTAL AGENCY OBLIGATIONS (COST $4,232,582)	4,460,669

	CORPORATE BONDS - 58.74%
	CONSUMER DISCRETIONARY - 21.88%
250,000	Aflac, Inc., 8.50% due 05/15/19	288,476
270,000	Allstate Corp., 5.00% due 08/15/14	284,646
60,000	American Express Credit Co., 7.30% due 08/20/13	67,487
140,000	American Express Travel Related Services Co., Inc., 5.25% due 11/21/11 (b)	146,881
125,000	Anheuser-Busch InBev Worldwide Inc., 7.75% due 01/15/19 (b)	146,594
275,000	Best Buy Co., 6.75% due 07/15/13	302,352
250,000	Comcast Corp., 6.50% due 01/15/17	277,160
300,000	Dell, Inc., 4.70% due 04/15/13	316,822
275,000	FedEx Corp., 7.375% due 01/15/14	312,303
235,000	GameStop Corp., 8.00% due 10/01/12	244,694
281,000	General Electric Capital Corp., 5.00% due 04/10/12	296,146
125,000	General Electric Capital Corp., 4.80% due 05/01/13	130,759
125,000	General Electric Global Insurance, 7.00% due 02/15/26	122,422
300,000	Hartford Financial Services Group, 5.375% due 03/15/17	286,398
250,000	Hewlett-Packard Co., 4.50% due 03/01/13	265,236
125,000	International Paper Co., 9.375% due 05/15/19	153,898
340,000	Mandalay Resort Group, 7.625% due 07/15/13	260,100
150,000	Marriott International, Series J, 5.625% due 02/15/13	154,026
275,000	MetLife, Inc., 6.817% due 08/15/18	306,789
225,000	Nationwide Life Global Fund I, 0.4703125% due 05/19/10 (b)(c)	223,903
275,000	New York Life Global Funding, 5.25% due 10/16/12 (b)	295,112
100,000	Penske Auto Group, Inc., 7.75% due 12/15/16	97,250
325,000	Phillips Van-Heusen, 7.75% due 11/15/23	299,993
240,000	Progressive Corp., 6.375% due 01/15/12	257,324
250,000	Prudential Financial, Inc., 5.10% due 09/20/14	260,931
575,000	Royal Caribbean Cruises, Ltd., 7.50% due 10/15/27	476,531
		6,274,233

	CONSUMER STAPLES - 2.06%
250,000	Diego Capital PLC, 5.20% due 01/30/13	267,829
300,000	The Coca-Cola Co., 5.35% due 11/15/17	323,688
		591,517

	FINANCIALS - 18.14%
175,000	Bank of America Corp., 5.375% due 09/11/12	185,775
200,000	Capital One Financial Co., 6.75% due 09/15/17	215,538
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	345,526
300,000	CME Group, Inc., 5.75% due 02/15/14	328,433
225,000	Credit Suisse USA, Inc., 6.125% due 11/15/11	242,744
225,000	Credit Suisse USA, Inc., 5.125% due 08/15/15	239,517
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	257,596
150,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	163,149
125,000	Goldman Sachs Group, Inc. (The), 5.70% due 09/01/12	134,541
140,000	Jefferies Group, Inc., 8.50% due 07/15/19	153,291
235,000	JPMorgan Chase & Co., 5.375% due 10/01/12	254,463
300,000	Keycorp, 6.50% due 05/14/13	309,873
150,000	Merrill Lynch & Co., Inc., 5.77% due 07/25/11	158,630
200,000	Merrill Lynch & Co., Inc., 0.744375% due 01/15/15 (c)	183,555
400,000	Morgan Stanley, 5.05% due 01/12/11	414,981
125,000	Regions Financial Corp., 7.75% due 11/10/14	123,400
215,000	Suntrust Banks, Inc., 5.25% due 11/05/12	223,221
300,000	Suntrust Banks, Inc., 6.00% due 09/11/17	297,825
275,000	Toyota Motor Credit Corp., 5.17% due 01/11/12	276,092
166,000	Union Planters Corp., 4.375% due 12/01/10	165,790
200,000	Wachovia Corp., 5.25% due 08/01/14	207,262
300,000	Wells Fargo & Co., 5.25% due 10/23/12	320,481
		5,201,683

	HEALTH CARE - 4.12%
445,000	Abbott Laboratories, 5.60% due 05/15/11	472,138
125,000	Cigna Corp., 8.50% due 05/01/19	142,269
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	349,142
200,000	Pfizer, Inc., 5.35% due 03/15/15	218,830
		1,182,379

	INDUSTRIALS - 5.74%
50,000	American Railcar Industries, Inc., 7.50% due 03/01/14	46,937
300,000	Barrick Gold Financeco LLC, 6.125% due 09/15/13	330,039
200,000	Boeing Co., 5.00% due 03/15/14	215,514
175,000	Devon Energy Corp., 5.625% due 01/15/14	189,222
285,000	E.I. Du Pont de Nemours & Co., 4.75% due 03/15/15	303,470
125,000	Husky Energy, Inc., 5.90% due 06/15/14	136,390
250,000	Sempra Energy, 6.50% due 06/01/16	271,484
125,000	Tyco International Finance SA, 8.50% due 01/15/19	151,216
		1,644,272

	RETAIL - 1.59%
120,000	Home Depot, Inc., 5.40% due 03/01/16	125,787
300,000	Lowe’s Companies, Inc., 5.60% due 09/15/12	329,928
		455,715

	TELECOMMUNICATION SERVICES - 5.21%
250,000	Corning, Inc., 6.05% due 06/15/15	252,040
275,000	Deutsche Telekom International Finance BV, 5.875% due 08/20/13	297,824
280,000	Rodgers Wireless, Inc., 7.50% due 03/15/15	327,397
360,000	SBC Communications, 5.875% due 08/15/12	393,253
212,000	Vodafone Group PLC, 5.50% due 06/15/11	223,666
		1,494,180

	TOTAL CORPORATE BONDS (COST $15,762,048)	16,843,979

	U.S. TREASURY OBLIGATIONS - 17.56%
1,455,000	U.S. Treasury Note, 4.75% due 08/15/17	1,579,244
875,000	U.S. Treasury Note, 3.75% due 11/15/18	875,206
2,125,000	U.S. Treasury Note, 5.00% due 05/15/37	2,257,481
300,000	U.S. Treasury Inflation Indexed Bond, 2.50% due 01/15/29 (e)	324,733

	TOTAL U.S. TREASURY OBLIGATIONS (COST $5,145,254)	5,036,664

	ASSET - BACKED SECURITIES - 3.81%
63,727	Capital Auto Receivables Asset Trust, Series 2006-2, Class A3B, 0.29875% due 05/15/11 (c)	63,692
500,000	Chase Issuance Trust, Series 2007-A15, Class A, 4.96% due 09/17/12	515,178
500,000	Chase Issuance Trust, Series 2005-A10, Class A10, 4.65% due 12/17/12	515,406

	TOTAL ASSET - BACKED SECURITIES (COST $1,042,753)	1,094,276

	CONVERTIBLE CORPORATE BONDS - 1.85%
550,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	529,375

	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $548,396)	529,375

	CONVERTIBLE PREFERRED STOCK - 1.32%
	FINANCIALS - 1.32%
13,350	Boston Private Capital Trust I, 4.875%, 10/01/34 (d)	379,641

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $638,783)	379,641

	PREFERRED STOCK - 0.04%
	FINANCIALS - 0.04%
10,400	Federal National Mortgage Association, Perpetual Series S, 8.25% due 12/31/49 (c)	11,440

	TOTAL PREFERRED STOCK (COST $260,000)	11,440

	TOTAL INVESTMENTS - 98.88% (COST $27,629,816)#	28,356,044

	Other assets in excess of liabilities - 1.12%	320,520

	TOTAL NET ASSETS - 100.00%	$28,676,564

LLC - Limited Liability Company
PLC - Public Limited Company

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c) Indicates a variable rate security.
(d) Indicates a security that has been deemed illiquid.
(e) Face amount reflects the settled face amount not adjusted for changes in the Consumer Price Index.

# Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $1,524,038 and gross depreciation of $799,215 for federal income tax purposes. At December 31, 2009, the aggregate cost of securities for federal income tax purposes was $27,631,221.

AFBA 5STAR TOTAL RETURN BOND FUND

December 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation Inputs	Quoted Price	Observable Input	Unobservable Input
Preferred Stock	$11,440	$379,641	$—
U.S. Treasury/U.S. Gov’t Corp. & Agency	—	9,497,333	—
Corporate Bonds	—	16,843,979	—
Other Debt Obligations	—	1,623,651	—
Short-term Investments	—	—	—
Total - Investments in Securities	$11,440	$28,344,604	$—
Other Financial Instruments*	—	—	—
Total	$11,440	$28,344,604	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

December 31, 2009 (Unaudited)

SHARES	COMPANY	VALUE
	COMMON STOCKS - 99.43%
	HEALTH CARE - 13.76%
	Biotechnology - 6.67%
4,200	Amgen, Inc.*	$237,594
5,300	Gilead Sciences, Inc.*	229,384
3,828	Life Technologies Corp.*	199,936
200	Qiagen N.V.*	4,464
		671,378

	Health Care Providers & Services - 3.42%
7,600	athenahealth, Inc.*	343,824

	Laboratory Analytical Instruments - 0.77%
2,548	Illumina, Inc.*	78,096

	Pharmaceuticals - 2.90%
5,200	Teva Pharmaceutical Industries, Ltd. ADR	292,136
		1,385,434

	INFORMATION TECHNOLOGY - 85.67%
	Communications Equipment - 10.11%
2,358	Black Box Corp.	66,826
16,375	Cisco Systems, Inc.*	392,018
16,500	Corning, Inc.	318,615
9,000	Juniper Networks, Inc.*	240,030
		1,017,489

	Computer Integrated Systems Design - 4.01%
650	Google, Inc. Class A*	402,987

	Computer Storage Devices - 2.55%
14,700	EMC Corp.*	256,809

	Electronic Equipment & Instruments - 5.17%
4,900	Hewlett-Packard Co.	252,399
9,100	National Instruments Corp.	267,995
		520,394

	Electronic Lighting & Wiring Equipment - 1.24%
13,500	Daktronics, Inc.	124,335

	Internet Software & Services - 2.77%
11,000	Akamai Technologies, Inc.*	278,630

	Materials - 4.11%
8,800	Cabot Microelectronics Corp.*	290,048
9,100	MEMC Electronic Materials, Inc.*	123,942
		413,990

	Semiconductor Equipment - 10.31%
20,700	Applied Materials, Inc.	288,558
6,200	Cymer, Inc.*	237,956
6,000	Lam Research Corp.*	235,260
7,700	Varian Semiconductor Equipment Associates, Inc.*	276,276
		1,038,050

	Semiconductors - 29.53%
12,400	Altera Corp.	280,612
11,000	Atheros Communications *	376,640
9,600	Broadcom Corp. Class A*	301,920
11,000	Cree, Inc.*	620,070
14,325	Intel Corp.	292,230
10,500	IXYS Corp.*	77,910
11,550	Maxim Integrated Products	234,465
7,300	Microchip Technology, Inc.	212,138
11,400	Microsemi Corp.*	202,350
14,400	NVIDIA Corp.*	268,992
3,500	Supertex, Inc.*	104,300
		2,971,627

	Software - 15.87%
9,200	Adobe Systems, Inc.*	338,376
5,800	Citrix Systems, Inc.*	241,338
7,700	Manhattan Associates, Inc.*	185,031
11,000	Microsoft Corp.	335,390
9,300	Oracle Corp.*	228,222
6,100	Quest Software, Inc.*	112,240
3,700	VMware, Inc. Class A*	156,806
		1,597,403
		8,621,714

	TOTAL COMMON STOCKS (COST $8,301,534)	10,007,148

	MONEY MARKET ACCOUNT - 0.77%
77,332	PNC Bank Money Market (a)	77,332

	TOTAL MONEY MARKET ACCOUNT (COST $77,332)	77,332

	TOTAL INVESTMENTS - 100.20% (COST $8,378,866)#	10,084,480

	Liabilities in excess of other assets - (0.20%)	(20,293)

	TOTAL NET ASSETS - 100.00%	$10,064,187

ADR - American Depository Receipt
* Non-income producing security.
(a) The interest rate on December 31, 2009 was 0.05%.

#  Federal Income Tax Information: Net unrealized appreciation of investments is comprised of gross appreciation of $2,168,908 and gross depreciation of $598,057 for federal income tax purposes. At December 31, 2009, the aggregate cost of securities for federal income tax purposes was $8,513,629.

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

December 31, 2009 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

		Level 2	Level 3
	Level 1	Significant	Significant
Valuation Inputs	Quoted Price	Observable Input	Unobservable Input
Equity Securities	$10,007,148	$—	$—
Short-term Investments	77,332	—	—
Total - Investments in Securities	$10,084,480	$—	$—
Other Financial Instruments*	—	—	—
Total	$10,084,480	$—	$—

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, as that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AFBA 5Star Funds

By (Signature and Title)*	/s/ Robert E. Morrison, Jr.,
Robert E. Morrison, Jr., President
(principal executive officer)

Date	February 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert E. Morrison, Jr.,
Robert E. Morrison, Jr., President
(principal executive officer)

Date	February 11, 2010

By (Signature and Title)*	/s/ John F. Boyle
John F. Boyle, Chief Financial Officer
(principal financial officer)

Date	February 12, 2010

* Print the name and title of each signing officer under his or her signature.